Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 28, 2025
Restatement Determination Date:: 2025-12-28
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Executive Perquisites

Our board of directors has approved a Policy for the Recovery of Erroneously Awarded Compensation, or clawback policy, in compliance with applicable rules of the SEC and Nasdaq. The clawback policy provides that, in the event of an “Accounting Restatement” (as defined in the clawback policy), the Company shall reasonably promptly recover any “Erroneously Awarded Compensation” (as defined in the clawback policy) received by any “Executive Officer” (i.e., any Section 16 officer who served during the performance period applicable to the Accounting Restatement), subject to limited exceptions to the extent permitted by the SEC and Nasdaq listing standards. We have filed a copy of our clawback policy as Exhibit 97 in our Annual Report on Form 10-K for the fiscal year ended December 31, 2023. The clawback policy is effective as of November 30, 2023.